INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	Years Ended December 31,
	2020	2019	2018
	$	$	$
Net loss for the year	(2,243,560)	(1,650,745)	(664,762)

Expected Income tax recovery based on statutory rate	(595,000)	(437,000)	(176,000)
Adjustment to expected income tax benefit
Permanent differences	100,000	111,000	(17,000)
Other	(7,000)	54,000	651,000
Change in unrecognized deferred tax asset	502,000	272,000	(458,000)
Income tax expense	—	—	—

Disclosure of deferred taxes [Table Text Block]
	Years Ended December 31,
	2020	2019	2018
	$	$	$
Non-capital losses carried forward	16,251,000	13,802,000	12,562,000
Fixed assets - Canada	212,000	203,000	189,000
Other - Canada	245,000	393,000	111,000
Capital loss carry-forwards - Canada	4,125,000	4,028,000	3,850,000
Lease - Canada	(8,000)	45,000	—
Exploration and evaluation properties - Congo	42,364,000	35,225,000	31,466,000
Total	63,189,000	53,696,000	48,178,000

Disclosure of detailed information about non-capital losses available [Table Text Block]
2026	$261,000
2027	135,000
2028	196,000
2029	674,000
2030	1,520,000
2031	2,593,000
2032	2,187,000
2033	1,946,000
2034	870,000
2035	560,000
2036	612,000
2037	541,000
2038	675,000
2039	1,032,000
2040	2,449,000
$16,251,000